Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Examination [Line Items]
Balance at January 1	$ 1,089	$ 1,223	$ 1,073
Additions for tax positions related to the current year	206	164	113
Additions for tax positions of prior years	99	435	211
Reductions for tax positions of prior years	101	47	41
Settlements	124	686	133
Balance at December 31	1,169	1,089	1,223
Gross interest expense related to unrecognized tax benefits	39	180	51
Total accrued interest balance at December 31	176	292	262
Significant Change in Unrecognized Tax Benefits is Reasonably Possible Estimated Range of Change, Upper Bound	490
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible Estimated Range Of Change, Lower Bound	$ 25
Unrecognized Tax Benefits Increases Resulting From Current Period Tax Positions, Uncertain Timing		87
Estimated Tax Settlement Interest Gain (Loss) Noncash, Range, Lower Limit		220
Resolution of disputed Goodrich tax matters Tax Years 2001-2002 [Member]
Income Tax Examination [Line Items]
Unrecognized Tax Benefits Decreases Resulting From Settlements With Taxing Authorities			25
Tax Settlement Interest Gain (Loss) Noncash			12
Resolution of disputed Goodrich tax matters Tax Years 2009-2010 [Member]
Income Tax Examination [Line Items]
Unrecognized Tax Benefits Decreases Resulting From Settlements With Taxing Authorities			24
Tax Settlement Interest Gain (Loss) Noncash			2
Resolution of disputed tax matters Tax Years through 2005 [Member]
Income Tax Examination [Line Items]
Unrecognized Tax Benefits Decreases Resulting From Settlements With Taxing Authorities			$ 34
Resolution of various tax audit, appeal & litigation activity [Member]
Income Tax Examination [Line Items]
Unrecognized Tax Benefits Decreases Resulting From Settlements With Taxing Authorities		508
Tax Settlement Interest Gain (Loss) Noncash		$ 132